SHARE BASED COMPENSATION (Schedule of Fair Value of the Options Granted) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
Weighted average grant date fair value of option per share	$ 9.16	$ 6.35	$ 2.13
Aggregate grant date fair value of options	$ 5,640,789	$ 11,467,907	$ 5,372,463